Rating Agency Exceptions Report: 12/16/2025
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXXX	107324	XXXXXXXXX	Purchase	Owner Occupied	PUD	48.2		687	85.00%	XXXXXXXXX	271495	Credit	Income	According to the underwriting guidelines, a signed 4506-C is required for all standard document credit files. In this case the signed 4506-C for borrower XXXX, XXXX (aka XXXX) is missing from the loan file.	10/30/23: Documentation provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXXXXXXX	107324	XXXXXXXXX	Purchase	Owner Occupied	PUD	48.2		687	85.00%	XXXXXXXXX	271521	Compliance	Other	This loan failed the charges that cannot increase test. The Initial LE XXXX reflects the Origination Fee as $XXXX, however the final CD XXXX reflects the comparable fee as $XXXX for an increase of $XXXX. A change of circumstance was in the file dated XXXX but the increase for the Origination Fee was not included. The Reimbursement provided for $XXXX was not enough to cover the tolerance of $XXXX	11/15/2023: The loan cancellation document does not clear the condition. The Origination Fee on the final CD is $XXXX and a change of circumstance for this fee was not included in the file. 11/29/2023: The revised CD dated XXXX reflects the Origination Fee as $XXXX, however the final CD has the fee as $XXXX. No COC for the increase was included in the loan file. 12/07/23: Documentation provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
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